Cash and due from banks	12 Months Ended
Dec. 31, 2021
Cash and due from banks
Cash and due from banks
8.    Cash and due from banks
The following table presents the details of interest-bearing deposits in banks and pledged deposits:

	December 31, 2021	December 31, 2020	December 31, 2019
Unrestricted deposits with the Federal Reserve of the United States of America	1,201,101	688,612	1,129,016
Cash and non-interest-bearing deposits in other banks	3,507	4,331	8,078
Cash and interest-bearing deposits in other banks(1)	48,444	170,869	41,076
Total cash and due from banks	1,253,052	863,812	1,178,170

Less:
Time deposits with original maturity over 90 days and other restricted deposits (1)	42,051	17,804	18,452
Total cash and due from banks in the consolidated statement of cash flows	1,211,001	846,008	1,159,718

The following table presents the pledged deposits classified by country risk:

	December 31, 2021	December 31, 2020	December 31, 2019
Country:
United States of America(1)	12,615	11,515	5,645
Switzerland	9,787	3,027	9,567
France	4,790	50	1,770
Spain	4,011	18	—
Netherlands	3,870	334	—
Japan	3,790	1,330	1,470
Mexico	2,430	790	—
Germany	449	—	—
United Kingdom	309	130	—
Canada	—	610	—
Total	42,051	17,804	18,452
(1)Includes restricted deposit of $10.0 million for both years with the New York State Banking Department under March 1994 legislation and margin call deposits collateralizing derivative financial instrument transactions.